Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Kongsberg Gruppen ASA	13,253	$174,259

Airlines — 0.3%
Norwegian Air Shuttle ASA(a)(b)	28,531	104,884

Auto Components — 0.3%
Kongsberg Automotive ASA(a)	135,331	95,696

Banks — 15.7%
DNB ASA	211,500	3,585,503
Norwegian Finans Holding ASA(a)	26,233	200,184
Sbanken ASA(c)	17,562	142,442
SpareBank 1 Nord Norge	27,750	210,176
Sparebank 1 Oestlandet	7,549	72,353
SpareBank 1 SMN	32,197	345,740
SpareBank 1 SR-Bank ASA	32,033	373,253

		4,929,651

Biotechnology — 0.1%
Nordic Nanovector ASA(a)	10,133	46,048

Chemicals — 6.0%
Borregaard ASA	27,512	298,574
Elkem ASA(c)	28,403	86,762
Yara International ASA	34,901	1,498,705

		1,884,041

Commercial Services & Supplies — 2.1%
Tomra Systems ASA	21,778	654,802

Construction & Engineering — 0.4%
Veidekke ASA	14,151	135,145

Consumer Finance — 0.4%
Axactor SE(a)	28,481	60,191
B2Holding ASA	44,218	53,645

		113,836

Diversified Financial Services — 1.1%
Aker ASA, Class A	5,805	333,230

Diversified Telecommunication Services — 10.6%
Telenor ASA	160,961	3,309,779

Electrical Equipment — 0.4%
NEL ASA(a)(b)	125,494	114,330

Energy Equipment & Services — 7.4%
Akastor ASA(a)	59,103	81,021
Aker Solutions ASA(a)	42,470	168,740
Borr Drilling Ltd.(a)(b)	93,579	192,423
BW Offshore Ltd.(a)	21,592	137,143
Kvaerner ASA	26,671	38,329
Northern Drilling Ltd.(a)	8,232	40,907
Ocean Yield ASA(b)	18,409	124,286
Odfjell Drilling Ltd.(a)	22,175	65,661
PGS ASA(a)	82,903	138,696
Seadrill Ltd.(a)	5,478	22,929
Subsea 7 SA	62,817	698,513
TGS NOPEC Geophysical Co. ASA	24,523	614,353

		2,323,001

Food Products — 18.4%
Austevoll Seafood ASA	23,885	250,617

Security	Shares	Value

Food Products (continued)
Bakkafrost P/F	10,220	$541,720
Grieg Seafood ASA	11,722	166,314
Leroy Seafood Group ASA	72,101	494,195
Mowi ASA(a)	94,622	2,194,290
Norway Royal Salmon ASA	3,050	69,057
Orkla ASA	171,154	1,481,266
Salmar ASA	12,233	558,983

		5,756,442

Independent Power and Renewable Electricity Producers — 0.7%
Scatec Solar ASA(c)	23,642	229,162

Insurance — 5.9%
Gjensidige Forsikring ASA	47,556	925,994
Protector Forsikring ASA(a)(b)	19,290	133,760
Storebrand ASA	110,198	797,618

		1,857,372

Interactive Media & Services — 0.8%
Adevinta ASA, Class B(a)	23,263	258,069

IT Services — 1.3%
Atea ASA	21,661	298,422
Evry AS(c)	34,640	122,870

		421,292

Marine — 0.9%
Golden Ocean Group Ltd.	25,991	118,706
Stolt-Nielsen Ltd.	8,162	92,307
Wallenius Wilhelmsen ASA	24,846	69,596

		280,609

Media — 1.9%
Schibsted ASA, Class B	23,302	588,290

Metals & Mining — 3.2%
Norsk Hydro ASA	288,450	1,008,978

Multiline Retail — 0.3%
Europris ASA(c)	37,055	103,794

Oil, Gas & Consumable Fuels — 18.7%
Aker BP ASA	25,816	697,176
BW LPG Ltd.(a)(b)(c)	25,068	105,097
DNO ASA	175,302	304,294
Equinor ASA	231,459	4,434,177
Flex LNG Ltd.(a)	5,541	67,856
Frontline Ltd./Bermuda(a)	24,344	193,139
Hoegh LNG Holdings Ltd.	15,061	61,250

		5,862,989

Real Estate Management & Development — 1.6%
Entra ASA(c)	26,858	400,089
Selvaag Bolig ASA	19,950	96,859

		496,948

Semiconductors & Semiconductor Equipment — 0.5%
Nordic Semiconductor ASA(a)	36,686	149,866

Specialty Retail — 0.2%
XXL ASA(c)	27,332	65,069

Total Common Stocks — 99.8% (Cost: $36,930,180)		31,297,582

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(d)(e)(f)	650,361	$650,621
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	14,757	14,757

		665,378

Total Short-Term Investments — 2.1% (Cost: $665,211)		665,378

Total Investments in Securities — 101.9% (Cost: $37,595,391)		31,962,960

Other Assets, Less Liabilities — (1.9)%		(601,771)

Net Assets — 100.0%		$31,361,189

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	965,925	(315,564)	650,361	$650,621	$19,094	(a)	$(13)	$(13)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,447	11,310	14,757	14,757	364		—	—

				$665,378	$19,458		$(13)	$(13)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,297,582	$—	$—	$31,297,582
Money Market Funds	665,378	—	—	665,378

	$31,962,960	$—	$—	$31,962,960

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